Inventories	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventories

Note 4 – Inventories

Inventories, consisting solely of finished goods, totaled $1,638,038 and $0 as of June 30, 2024 and December 31, 2023, respectively. In addition, the Company had prepaid and deposits for inventory totaling $1,074,403 and $0 as of June 30, 2024 and December 31, 2023, respectively.